UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Geneva Advisors All Cap Growth Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.07%
Aerospace & Defense - 0.77%
Huntington Ingalls Industries, Inc.	5,708	$1,020,362
Banks - 2.92%
First Republic Bank	31,572	2,585,747
Independent Bank Group, Inc.	21,776	1,308,737
		3,894,484
Biotechnology - 4.16%
Celgene Corp. (a)	46,795	5,545,675
Building Products - 1.51%
AO Smith Corp.	41,439	2,015,179
Capital Markets - 3.55%
S&P Global, Inc.	39,747	4,729,496
Chemicals - 4.42%
Ecolab, Inc.	20,367	2,377,440
The Sherwin-Williams Co.	13,058	3,508,293
		5,885,733
Containers & Packaging - 0.82%
Berry Plastics Group, Inc. (a)	21,847	1,087,325
Diversified Consumer Services - 2.09%
Bright Horizons Family Solutions, Inc. (a)	40,382	2,779,089
Diversified Financial Services - 3.33%
MarketAxess Holdings, Inc.	26,780	4,439,321
Diversified Telecommunication Services - 1.35%
SBA Communications Corp. (a)	18,182	1,799,291
Electrical Equipment - 3.05%
Acuity Brands, Inc.	16,139	4,057,506
Health Care Equipment & Supplies - 13.00%
Align Technology, Inc. (a)	62,369	5,803,435
Edwards Lifesciences Corp. (a)	52,010	4,309,029
IDEXX Laboratories, Inc. (a)	41,580	4,891,887
Intuitive Surgical, Inc. (a)	3,594	2,313,602
		17,317,953
Health Care Providers & Services - 0.69%
VCA, Inc. (a)	14,659	917,653
Hotels, Restaurants & Leisure - 5.24%
Chipotle Mexican Grill, Inc. (a)	4,158	1,647,940
Starbucks Corp.	91,898	5,327,327
		6,975,267
Internet & Catalog Retail - 6.75%
Amazon.com, Inc. (a)	11,981	8,992,579
Internet Software & Services - 9.27%
Alphabet, Inc. - Class A (a)	5,215	4,046,214
Facebook, Inc. - Class A (a)	70,051	8,295,440
		12,341,654
IT Services - 11.66%
Alliance Data Systems Corp.	10,430	2,386,175
FleetCor Technologies, Inc. (a)	17,125	2,557,448
Gartner, Inc. (a)	39,184	4,028,899
MasterCard, Inc.	64,131	6,554,188
		15,526,710
Life Sciences Tools & Services - 0.73%
INC Research Holdings, Inc. (a)	19,662	973,269

Machinery - 3.04%
The Middleby Corp. (a)	29,599	4,054,471
Oil, Gas & Consumable Fuels - 1.30%
EOG Resources, Inc.	16,843	1,726,744
Software - 10.00%
Adobe Systems, Inc. (a)	28,612	2,941,600
Guidewire Software, Inc. (a)	21,847	1,217,096
Manhattan Associates, Inc. (a)	38,761	2,031,076
Salesforce.com, Inc. (a)	16,595	1,194,840
The Ultimate Software Group, Inc. (a)	9,303	1,906,464
Tyler Technologies, Inc. (a)	26,992	4,019,109
		13,310,185
Specialty Retail - 7.42%
Burlington Stores, Inc. (a)	33,475	2,943,122
Tractor Supply Co.	52,715	3,957,315
Ulta Salon Cosmetics & Fragrance, Inc. (a)	11,487	2,980,877
		9,881,314
TOTAL COMMON STOCKS (Cost $86,960,037)		129,271,260

REAL ESTATE INVESTMENT TRUSTS- 2.62%
CoreSite Realty Corp.	24,032	1,694,977
Equinix, Inc.	5,286	1,790,685
REAL ESTATE INVESTMENT TRUSTS (Cost $3,381,334)		3,485,662

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
Fidelity Institutional Government Portfolio - Class Institutional, 0.280% (b)	369	369
TOTAL SHORT-TERM INVESTMENTS (Cost $369)		369

Total Investments (Cost $90,341,740) - 99.69%		132,757,291
Other Assets in Excess of Liabilities - 0.31%		417,049
TOTAL NET ASSETS - 100.00%		$133,174,340

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Seven day yield as of November 30, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Equity Income Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.17%
Aerospace & Defense - 4.97%
B/E Aerospace, Inc.	29,940	$1,797,598
Honeywell International, Inc.	10,849	1,236,135
Raytheon Co.	13,519	2,021,631
		5,055,364
Air Freight & Logistics - 3.23%
United Parcel Service, Inc. - Class B	28,374	3,289,114
Auto Components - 2.18%
Johnson Controls International PLC (a)	49,192	2,212,654
Banks - 6.95%
Citizens Financial Group, Inc.	45,787	1,534,323
JPMorgan Chase & Co.	69,043	5,535,177
		7,069,500
Capital Markets - 4.19%
BlackRock, Inc.	3,783	1,402,699
The Blackstone Group LP	111,048	2,858,375
		4,261,074
Chemicals - 1.55%
Monsanto Co.	15,355	1,577,112
Containers & Packaging - 1.21%
Avery Dennison Corp.	17,136	1,234,820
Electric Utilities - 3.22%
Brookfield Infrastructure Partners LP (a)	104,066	3,278,079
Food & Staples Retailing - 2.98%
Walgreens Boots Alliance Inc.	35,718	3,026,386
Health Care Equipment & Supplies - 3.31%
Becton Dickinson & Co.	19,917	3,367,965
Health Care Providers & Services - 3.48%
Anthem, Inc.	24,813	3,536,597
Hotels, Restaurants & Leisure - 5.04%
Six Flags Entertainment Corp.	33,492	1,930,479
Starbucks Corp.	55,079	3,192,929
		5,123,408
Household Durables - 1.57%
Whirlpool Corp.	9,847	1,599,547
IT Services - 1.81%
Sabre Corp.	71,102	1,837,987
Media - 6.56%
Comcast Corp.	57,805	4,018,025
Time Warner, Inc.	28,930	2,656,353
		6,674,378
Oil, Gas & Consumable Fuels - 5.50%
Enterprise Products Partners LP	67,485	1,749,886
Magellan Midstream Partners LP	55,468	3,841,159
		5,591,045
Pharmaceutical and Medicine Manufacturing - 1.02%
Abbott Laboratories	27,150	1,033,600
Pharmaceuticals - 5.30%
Bristol-Myers Squibb Co.	26,927	1,519,760
Merck & Co., Inc.	63,202	3,867,330
		5,387,090

Real Estate Management & Development - 2.34%
Brookfield Asset Management, Inc. (a)	71,436	2,378,819
Road & Rail - 0.86%
Union Pacific Corp.	8,623	873,768
Semiconductors & Semiconductor Equipment - 3.22%
Microchip Technology, Inc.	49,515	3,276,903
Software - 5.53%
Microsoft Corp.	93,411	5,628,947
Specialty Retail - 2.73%
The Home Depot, Inc.	21,475	2,778,865
Technology Hardware, Storage & Peripherals - 3.85%
Apple, Inc.	35,384	3,910,640
Transportation Infrastructure - 3.57%
Macquarie Infrastructure Co.	44,286	3,628,795
TOTAL COMMON STOCKS (Cost $67,972,985)		87,632,457

REAL ESTATE INVESTMENT TRUSTS - 9.55%
American Tower Corp.	39,112	3,999,984
CyrusOne, Inc.	82,729	3,530,874
Physicians Realty Trust	67,152	1,216,794
Ventas, Inc.	15,969	964,847
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,688,966)		9,712,499

SHORT-TERM INVESTMENTS - 4.26%
Money Market Fund - 4.26%
Fidelity Institutional Government Portfolio - Class Institutional, 0.280% (b)	4,335,573	4,335,573
SHORT-TERM INVESTMENTS (Cost $4,335,573)		4,335,573

Total Investments (Cost $78,997,524) - 99.98%		101,680,529
Other Assets in Excess of Liabilities - 0.02%		24,137
TOTAL NET ASSETS - 100.00%		$101,704,666

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Seven day yield as of November 30, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors International Growth Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.35%
Australia - 1.36%
BHP Billiton Ltd.	12,574	$235,006
Brazil - 1.50%
MercadoLibre, Inc.	1,636	258,193
Canada - 7.86%
Alimentation Couche-Tard, Inc.	4,650	214,586
Brookfield Asset Management, Inc.	5,591	186,180
Canadian National Railway Co.	4,477	299,198
Dollarama, Inc.	4,900	364,445
Ritchie Bros. Auctioneers, Inc.	7,585	289,975
		1,354,384
China - 11.01%
Alibaba Group Holding Ltd. - ADR (a)	4,234	398,081
Baidu, Inc. - ADR (a)	2,116	353,266
Nord Anglia Education, Inc. (a)	15,477	371,448
Tencent Holdings Ltd.	20,700	515,449
Yum China Holdings, Inc. (a)	9,203	258,788
		1,897,032
Denmark - 3.06%
Danske Bank A/S	9,222	268,421
Pandora A/S	2,182	258,914
		527,335
France - 3.95%
Hermes International	614	253,251
Orpea	3,250	250,793
Safran SA	2,580	177,073
		681,117
Germany - 4.08%
Continental AG	1,665	295,084
Deutsche Boerse AG	1,938	150,077
Symrise AG	4,240	257,441
		702,602
Hong Kong - 1.61%
AIA Group Ltd.	45,531	277,242
India - 2.19%
HDFC Bank Ltd. - ADR	5,854	377,700
Indonesia - 1.45%
Indofood CBP Sukses Makmur Tbk PT	391,800	250,180
Ireland - 3.23%
Allergan PLC (a)	1,045	203,044
ICON PLC (a)	4,682	354,146
		557,190
Italy - 1.73%
Luxottica Group SpA - ADR	5,715	298,037
Japan - 15.22%
Calbee, Inc.	6,250	196,317
Daikin Industries Ltd	3,000	285,233
FANUC Corp.	1,917	327,184
Hoya Corp.	9,500	378,301
Japan Tobacco, Inc.	4,600	159,475
Keyence Corp.	660	456,484
Nidec Corp.	2,280	207,153

NTT DOCOMO, Inc.	13,671	313,022
Tokio Marine Holdings, Inc.	6,830	299,257
		2,622,426
Mexico - 1.27%
Fomento Economico Mexicano SAB de CV - ADR	2,796	218,228
Netherlands - 3.99%
ASML Holding NV - ADR	3,569	368,071
InterXion Holding NV (a)	9,351	319,430
		687,501
Norway - 2.10%
Statoil ASA - ADR	20,825	362,355
Republic of Korea - 2.71%
Amorepacific Corp.	752	211,388
NAVER Corp.	375	255,841
		467,229
South Africa - 0.93%
Sasol Ltd.	5,950	159,758
Spain - 5.93%
Amadeus IT Holding SA - Class A	8,325	377,049
Banco Bilbao Vizcaya Argentaria SA	36,100	222,290
Grifols SA - ADR	16,186	252,987
Industria de Diseno Textil SA	4,950	169,159
		1,021,485
Sweden - 1.58%
Assa Abloy AB - Class B	14,416	272,391
Switzerland - 3.47%
Chubb Ltd.	2,684	343,552
Julius Baer Gruppe Ltd.	5,778	254,752
		598,304
Taiwan - 1.71%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,900	293,931
United Kingdom - 9.22%
Diageo PLC - ADR	2,282	231,030
InterContinental Hotels Group PLC	5,023	205,753
London Stock Exchange Group PLC	4,105	140,921
Reckitt Benckiser Group PLC	3,515	296,926
Royal Dutch Shell PLC - Class B	6,682	177,689
Smith & Nephew PLC	15,408	216,624
Worldpay Group PLC (b)	95,137	320,240
		1,589,183
United States - 5.19%
Euronet Worldwide, Inc. (a)	4,310	309,113
Lululemon Athletica, Inc. (a)	2,187	124,637
Mead Johnson Nutrition, Co.	3,862	278,412
Schlumberger Ltd.	2,177	182,977
		895,139
TOTAL COMMON STOCKS (Cost $15,432,557)		16,603,948

PREFERRED STOCKS - 1.97%
Germany - 1.97%
Sartorius AG	4,576	340,139
TOTAL PREFERRED STOCKS (Cost $316,970)		340,139

SHORT-TERM INVESTMENTS - 0.00%
Money Market Fund - 0.00%
Fidelity Institutional Government Portfolio - Class Institutional, 0.280% (c)	195	195
TOTAL SHORT-TERM INVESTMENTS (Cost $195)		195

Total Investments (Cost $15,749,722) - 98.32%		16,944,282
Other Assets in Excess of Liabilities - 1.68%		289,006
TOTAL NET ASSETS - 100.00%		$17,233,288

Percentages are stated as a percent of net assets.

(a)		Non-income producing security.
(b)
Denotes a security is either fully or partially restricted for sale.  The aggregate value of the restricted security as of November 30, 2016 was $320,240, which represents 1.86% of net assets.  Securities issued pursant to Rule 144A and Regulation S under the Securities Act of 1933, as ammended.  This security may be deemed illiquid using procedures established by the Board of Trustees.

(c)		Seven day yield as of November 30, 2016.

Abbreviations:
AB		Aktiebolag is a Swedish term for limited company or corporation.
ADR		American Depositary Receipt
AG		Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/	S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA		Allmennaksjeselskap is a Norwegian term, which signifies that the company is listed in the stockexchange.
Ltd.		Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV		Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC		Public Limited Company is a publicly traded company, which signifies that shareholders have limited liability.
PT		Perseroan Terbatas is an Indonesian term referring to a limited liability company.
SA		Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV		Sociedad Anónima de Capital Variable is a Mexican term referring to shareholders having limited liability.
SCA		Société en Commandite Par Actions is a French term in which a partnership is limited by shares.
SpA		Società per Azioni is the Italian term for a limited share company.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.43%
Air Freight & Logistics - 2.12%
Forward Air Corp.	5,045	$244,077
Banks - 3.02%
Independent Bank Group, Inc.	5,775	347,077
Biotechnology - 4.46%
ACADIA Pharmaceuticals, Inc. (a)	3,898	105,207
BioSpecifics Technologies Corp. (a)	1,889	93,241
Ligand Pharmaceuticals, Inc. (a)	3,013	314,557
		513,005
Building Products - 3.20%
American Woodmark Corp. (a)	2,152	164,951
Trex Co., Inc. (a)	3,085	202,962
		367,913
Commercial Services & Supplies - 4.92%
Mobile Mini, Inc.	6,516	200,041
Ritchie Bros. Auctioneers, Inc. (b)	9,553	365,211
		565,252
Construction & Engineering - 1.46%
Dycom Industries, Inc. (a)	2,284	167,257
Diversified Consumer Services - 5.34%
Bright Horizons Family Solutions, Inc. (a)	4,424	304,460
Nord Anglia Education, Inc. (a)(b)	12,912	309,888
		614,348
Diversified Financial Services - 2.88%
MarketAxess Holdings, Inc.	1,997	331,043
Health Care Equipment & Supplies - 12.36%
Align Technology, Inc. (a)	2,463	229,182
Globus Medical, Inc. (a)	12,458	269,591
Insulet Corp. (a)	3,527	118,684
Natus Medical, Inc. (a)	5,547	221,048
Neogen Corp. (a)	4,905	310,389
NuVasive, Inc. (a)	4,196	272,320
		1,421,214
Health Care Providers & Services - 1.23%
Acadia Healthcare Co., Inc. (a)	3,718	141,321
Health Care Technology - 2.30%
Omnicell, Inc. (a)	7,383	264,681
Hotels, Restaurants & Leisure - 4.80%
Buffalo Wild Wings, Inc. (a)	1,339	225,755
Sonic Corp.	7,688	200,657
Zoe's Kitchen, Inc. (a)	5,069	125,002
		551,414
Internet Software & Services - 9.72%
Benefitfocus, Inc. (a)	4,292	117,171
Carbonite, Inc. (a)	7,365	136,252
Envestnet, Inc. (a)	6,946	250,751
SPS Commerce, Inc. (a)	3,993	276,595
Stamps.com, Inc. (a)	2,068	219,622
WebMD Health Corp. (a)	2,200	117,348
		1,117,739
IT Services - 6.72%
Blackhawk Network Holdings, Inc. (a)	8,357	300,852
Echo Global Logistics, Inc. (a)	7,496	188,150
Euronet Worldwide, Inc. (a)	3,957	283,796
		772,798

Life Sciences Tools & Services - 5.72%
Accelerate Diagnostics, Inc. (a)	3,587	89,496
Albany Molecular Research, Inc. (a)	6,803	114,630
ICON PLC (a)(b)	4,519	341,817
INC Research Holdings, Inc. (a)	2,260	111,870
		657,813
Machinery - 4.76%
Lydall, Inc. (a)	3,383	201,965
Manitowoc Foodservice, Inc. (a)	12,422	220,366
Woodward, Inc.	1,841	124,691
		547,022
Oil, Gas & Consumable Fuels - 2.30%
RSP Permian, Inc. (a)	5,930	264,775
Pharmaceuticals - 0.80%
Aratana Therapeutics, Inc. (a)	12,852	91,635
Professional Services - 6.90%
CEB, Inc.	4,286	252,660
On Assignment, Inc. (a)	5,266	217,433
WageWorks, Inc. (a)	4,376	323,167
		793,260
Semiconductors & Semiconductor Equipment - 1.47%
Cavium, Inc. (a)	2,965	169,094
Software - 10.37%
Blackbaud, Inc.	3,443	216,151
Ellie Mae, Inc. (a)	2,152	177,648
Imperva, Inc. (a)	3,886	148,251
Manhattan Associates, Inc. (a)	4,208	220,499
Proofpoint, Inc. (a)	2,857	220,018
Tyler Technologies, Inc. (a)	1,411	210,098
		1,192,665
Specialty Retail - 2.58%
Five Below, Inc. (a)	7,520	295,987
TOTAL COMMON STOCKS (Cost $10,084,003)		11,431,390

REAL ESTATE INVESTMENT TRUSTS - 1.00%
CyrusOne, Inc.	2,690	114,809
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $137,287)		114,809

SHORT-TERM INVESTMENTS - 1.15%
Money Market Fund - 1.15%
Fidelity Institutional Government Portfolio - Class Institutional, 0.280% (c)	132,623	132,623
TOTAL SHORT-TERM INVESTMENTS (Cost $131,608)		132,623

Total Investments (Cost $10,352,898) - 101.58%		11,678,822
Liabilities in Excess of Other Assets - (1.58)%		(181,633)
TOTAL NET ASSETS - 100.00%		$11,497,189

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of November 30, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Geneva Advisors Emerging Markets Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.01%
Argentina - 1.19%
Banco Macro SA - ADR	2,426	$167,855
Brazil - 5.16%
MercadoLibre, Inc.	1,297	204,693
Raia Drogasil SA	13,534	257,768
WEG SA	58,000	266,585
		729,046
China - 21.99%
Alibaba Group Holding Ltd. - ADR (a)	3,531	331,985
Autohome, Inc. - ADR (a)	5,294	146,009
Baidu, Inc. - ADR (a)	1,342	224,047
China Construction Bank Corp.	410,300	305,902
China Mobile Ltd.	23,100	252,274
CNOOC Ltd. - ADR	2,656	351,601
JD.com, Inc. - ADR (a)	9,430	253,384
Shenzhou International Group Holdings Ltd.	42,723	262,155
TAL Education Group - ADR (a)	2,798	214,131
Tencent Holdings Ltd.	25,095	624,888
Yum China Holdings, Inc. (a)	4,920	138,350
		3,104,726
Hong Kong - 6.36%
AIA Group Ltd.	80,000	487,127
HKBN Ltd.	157,000	177,971
Vitasoy International Holdings Ltd.	112,500	232,534
		897,632
India - 6.42%
HDFC Bank Ltd. - ADR	6,635	428,090
Housing Development Finance Corp., Ltd.	15,600	287,293
Tata Motors, Ltd. - ADR	5,782	191,211
		906,594
Indonesia - 4.07%
Indofood CBP Sukses Makmur Tbk PT	503,000	321,185
Mitra Keluarga Karyasehat Tbk PT	708,000	130,537
Telekomunikasi Indonesia Persero Tbk PT	438,000	122,983
		574,705
Malaysia - 2.11%
IHH Healthcare Bhd	201,200	297,340
Mexico - 5.06%
Alsea SAB de CV	43,488	127,657
Gruma SAB de CV - Class B	17,253	206,339
Grupo Aeroportuario del Centro Norte, SAB de CV	56,774	267,618
Grupo Financiero Banorte SAB de CV	23,583	113,090
		714,704
Peru - 2.71%
Credicorp Ltd.	2,438	382,010
Philippines - 2.09%
Century Pacific Food, Inc.	448,300	153,914
D&L Industries, Inc.	620,000	141,109
		295,023

Republic of Korea - 12.66%
Amorepacific Corp.	1,230	345,754
Dongbu Insurance Co., Ltd.	3,250	202,635
Korea Electric Power Corp.	4,040	160,292
NAVER Corp.	320	218,318
POSCO	1,030	220,517
Samsung Electronics Co. Ltd.	430	639,916
		1,787,432
Russia - 6.87%
Lukoil PJSC	9,162	449,790
Sberbank of Russia PJSC - ADR	18,609	187,672
Yandex NV (a)	17,489	332,466
		969,928
South Africa - 3.99%
AngloGold Ashanti Ltd. (a)	13,400	147,673
Sasol Ltd.	7,767	208,545
Steinhoff International Holdings NV	44,900	207,106
		563,324
Taiwan - 11.19%
Chunghwa Telecom Co. Ltd. - ADR	12,145	405,035
Hon Hai Precision Industry Co. Ltd. - ADR	30,721	153,984
Silicon Motion Technology Corp. - ADR	6,019	276,814
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	25,061	744,061
		1,579,894
Thailand - 2.92%
Airports of Thailand PCL	18,700	210,584
Kasikornbank PCL	42,400	201,052
		411,636
United States - 2.22%
Southern Copper Corp.	9,559	313,822
TOTAL COMMON STOCKS (Cost $13,463,375)		13,695,671

PREFERRED STOCKS - 2.43%
Brazil - 2.43%
Itau Unibanco Holding SA	32,908	343,734
TOTAL PREFERRED STOCKS (Cost $292,636)		343,734

Total Investments (Cost $13,756,011) - 99.44%		14,039,405
Other Assets in Excess of Liabilities - 0.56%		78,793
TOTAL NET ASSETS - 100.00%		$14,118,198

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad is a term to indicate a private limited company in Malaysia.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PCL	Public Company Limited is a publicly traded company, which signifies that shareholders have limited liability.
PJSC	Public Joint Stock Company is a term in which a company whose stock is owned jointly by its shareholders.
PT	Perseroan Terbuka is an Indonesian term for a limited liability company.
SA	Abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
limited liability.
SAB de CV	Sociedad Anonima Busastil de Capital Variable is a term for a publicly traded company in Mexico.

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by Geneva Advisors, LLC.

Footnotes to the Schedules of Investments
November 30, 2016 (Unaudited)

1.	Federal Tax Information

The cost basis of investments for federal income tax purposes at November 30, 2016 for Geneva Advisors Funds ( the "Funds"), were as follows*:

	Geneva Advisors All Cap Growth Fund	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund
Cost of Investments	$90,341,740	$13,756,011	$78,997,524	$15,749,722	$10,352,898
Gross unrealized appreciation	$43,022,682	$1,005,569	$23,559,207	$1,935,645	$1,736,685
Gross unrealized depreciation	(607,131)	(722,175)	(876,202)	(741,085)	(410,761)
Net unrealized appreciation (depreciation)	$42,415,551	$283,394	$22,683,005	$1,194,560	$1,325,924

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information for the Funds please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

The Following is a summary of significant accounting policies consistantly followed by the Funds in the preperation of the schedule of investments. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

2. Valuation of Securities

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.
If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC. (“NASDAQ”) will be valued at its last sales price on that exchange on the date as of which assets are valued.
Where a security is listed on more than one exchange, the Funds will use the price on the exchange that the Funds generally consider to be the principal exchange on which the security is traded. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day, or at the latest sale price on the “composite market” (defined as the consolidation of the trade information provided by national and foreign securities exchanges and over-the-counter markets as published by an approved pricing service (a “Pricing Service”) for the day such security is being valued.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved
Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized on a straightline basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Funds calculate their net asset value
(“NAV”), whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m.,
Eastern time.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and set out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value and those instances as well as expanded disclosure of valuation level for each class of investments.

Summary of Fair Value Exposure at November 30, 2016

Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2016:

Geneva Advisors All Cap Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$129,271,260	$-	$-	$129,271,260
Real Estate Investment Trusts*	3,485,662	-	-	3,485,662
Total Equity	132,756,922	-	-	132,756,922

Short-Term Investments	369	-	-	369
				-
Total Investment in Securities	$132,757,291	$-	$-	$132,757,291

Geneva Advisors Emerging Markets Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$6,305,279	$7,390,392	$-	$13,695,671
Preferred Stocks*	-	343,734	-	343,734
Total Equity	6,305,279	7,734,126	-	14,039,405

Total Investment in Securities	$6,305,279	$7,734,126	$-	$14,039,405

Geneva Advisors Equity Income Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$87,632,457	$-	$-	$87,632,457
Real Estate Investment Trusts*	9,712,499	-	-	9,712,499
Total Equity	97,344,956	-	-	97,344,956

Short-Term Investments	4,335,573	-	-	4,335,573

Total Investment in Securities	$101,680,529	$-	$-	$101,680,529

Geneva Advisors International Growth Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$7,511,810	$9,092,138	$-	$16,603,948
Preferred Stock*	-	340,139	-	340,139
Total Equity	7,511,810	9,432,277	-	16,944,087

Short-Term Investments	195	-	-	195

Total Investment in Securities	$7,512,005	$9,432,277	$-	$16,944,282

Geneva Advisors Small Cap Opportunities Fund
Equity	Level 1	Level 2	Level 3	Total
Common Stock*	$11,431,390	$-	$-	$11,431,390
Real Estate Investment Trusts*	114,809	-	-	114,809
Total Equity	11,546,199	-	-	11,546,199

Short-Term Investments	132,623	-	-	132,623

Total Investment in Securities	$11,678,822	$-	$-	$11,678,822

* For further information regarding security characteristics, please see the Schedules of Investments.

The Funds held no Level 3 securities during the period ended November 30, 2016. The Funds measure Level 3 activity as of the beginning and end of the period.

Transfers between Levels are recognized as of the beginning and end of the financial reporting period.

	Geneva Advisors All Cap Fund	Geneva Advisors Emerging Markets Fund	Geneva Advisors Equity Income Fund	Geneva Advisors International Growth Fund	Geneva Advisors Small Cap Opportunities Fund

Transfers into Level 1	$-	$297,340	$-	$-	$-
Transfers out of Level 1	-	(1,022,002)	-	-	-
Net transfers in and/or out of Level 1	$-	$(724,662)	$-	$-	$-

Transfers into Level 2	$-	$1,022,002	$-	$-	$-
Transfers out of Level 2	-	(297,340)	-	-	-
Net transfers in and/or out of Level 2	$-	$724,662	$-	$-	$-

Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

Disclosures about Derivative Instruments and Hedging Activities
The Funds did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)     /s/ John Buckel
John Buckel, President

Date  January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John Buckel
John Buckel, President

Date  January 24, 2017

By (Signature and Title)*      /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 24, 2017

* Print the name and title of each signing officer under his or her signature.